Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
CURRENT ASSETS
Cash ($85 and $35 pledged as collateral for credit as of March 31, 2020 and 2019, respectively)	$ 406	$ 244
Accounts receivable, net of allowance of $500 and $573 as of March 31, 2020 and 2019, respectively	172	520
Prepaid expenses and other current assets	676	900
Current assets held for sale - (Note 2)		23
Total current assets	1,254	1,687
NON-CURRENT ASSETS
Property and equipment, net	3,965	824
Intangible assets, net	2,350
Goodwill	10,225
Right of use assets	731
Oil and gas properties, full cost method	6,135
Non-current assets held for sale - (Note 2)	249
Other assets	7	27
Total non-current assets	23,662	851
TOTAL ASSETS	24,916	2,538
CURRENT LIABILITIES
Accounts payable	751	1,416
Accrued liabilities	3,036	828
Due to prior owners	2,358
Current portion of long-term debt	6,401	1,350
Notes payable - related parties	2,172
Derivative liabilities	2,775	3,104
Current portion of lease liability	222
Current liabilities of discontinued operations	228
Current liabilities held for sale - (Note 2)		34
Total current liabilities	17,943	6,732
Lease liability, net of current portion	510
Long-term debt, net of current portion	421
Asset retirement obligation	295
COMMITMENTS AND CONTINGENCIES
Total liabilities	19,169	6,732
STOCKHOLDERS' EQUITY (DEFICIT) (Numbers of shares rounded to thousands)
Preferred stock, $0.001 par value; 5,000 shares authorized; 1 and 0 (Series C) issued and outstanding as of March 31, 2020 and 2019, respectively
Common stock, $0.001 par value; 200,000 and 100,000 shares authorized, 85,876 shares issued and 85,291 shares outstanding as of March 31, 2020 and 52,571 shares issued and 51,986 outstanding as of March 31, 2019	86	53
Additional paid-in-capital	135,355	113,310
Accumulated deficit	(128,023)	(115,886)
Treasury stock, at cost	(1,671)	(1,671)
Total stockholders' equity (deficit)	5,747	(4,194)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 24,916	$ 2,538